Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 921,444
Assumed premiums and contract charges	5,258
Ceded premiums and contract charges	(702,833)
Premiums and fee income, net of reinsurance	223,869
Predecessor
Effects of Reinsurance [Line Items]
Direct premiums and contract charges		331,899	1,331,597	1,298,864
Assumed premiums and contract charges		1,581	6,830	6,784
Predecessor | Affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges		(244,797)	(962,576)	(908,459)
Predecessor | Non-affiliates
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges		$ (88,683)	$ (375,851)	$ (397,189)